Summary of Significant Accounting Policies - Schedule of Revenue Derived from Customer (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2012 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2011 Customer Concentration Risk [Member] Customer A [Member] CNY	Dec. 31, 2013 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]	Dec. 31, 2012 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]	Dec. 31, 2011 Sales Revenue, Net [Member] Customer Concentration Risk [Member] Customer A [Member]
Revenue, Major Customer [Line Items]
Revenue from customer	$ 54,321,046	328,843,318	185,218,681	96,594,538	68,220,511	54,564,962	23,418,536
Revenue from customer, percentage								21.00%	29.00%	24.00%